Other Non-Current Receivables (Details) - Schedule of other non-current receivables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other non-current receivables [Abstract]
Other receivables (Note 3)		$ 637
Other non-current receivables		912
Total		$ 1,549